Stock-Based Compensation - Summary of Restricted Stock Awards Activity (Details) (10-K) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares, Outstanding, Beginning balance, Non-vested Restricted Stock Awards	1,000	3,000
Number of Shares, Vested, Non-vested Restricted Stock Awards	(1,000)	(1,000)
Number of Shares, Forfeited/cancelled, Non-vested Restricted Stock Awards		(1,000)
Number of Shares, Outstanding, Ending balance, Non-vested Restricted Stock Awards		1,000
Weighted-Average Grant Date Fair Value, Outstanding, Beginning balance, Non-vested Restricted Stock Awards	$ 102.82	$ 126.30
Weighted-Average Grant Date Fair Value, Vested, Non-vested Restricted Stock Awards	102.82	100.80
Weighted-Average Grant Date Fair Value, Forfeited/cancelled, Non-vested Restricted Stock Awards		203.10
Weighted-Average Grant Date Fair Value, Outstanding, Ending balance, Non-vested Restricted Stock Awards		$ 102.82